Fair Value Measurements - Summary of Company's Financial Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	$ 103,359	$ 56,824	$ 12,144
Convertible Notes at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	35,106	29,096	11,681
Preferred Shares Warrant Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	11	51	9
SAFE Notes at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	56,845	24,714	19
GEM Derivative Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	11,397	2,963	435
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	103,359	56,824	12,144
Level 3 | Convertible Notes at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	35,106	29,096	11,681
Level 3 | Preferred Shares Warrant Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	11	51	9
Level 3 | SAFE Notes at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	56,845	24,714	19
Level 3 | GEM Derivative Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial liabilities	$ 11,397	$ 2,963	$ 435